Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Net income	$ 13,967	$ 11,939	$ 14,854
Other comprehensive income - Items that are or may be recycled into the consolidated income statement
Cash flow hedge, net of taxes	2	(24)
Net investment hedge, net of taxes	(232)	91	(50)
Currency translation effects, net of taxes	3,026	(1,566)	1,375
Total of items that are or may be recycled	2,796	(1,499)	1,325
Items that will never be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	1,155	2,024	(160)
Fair value adjustments on equity securities, net of taxes	39	64	37
Total of items that will never be recycled	1,194	2,088	(123)
Total comprehensive income	17,957	12,528	16,056
Total comprehensive income for the period attributable to:
Shareholders of Novartis AG	17,969	12,533	16,050
Comprehensive income, attributable to non-controlling interests	(12)	(5)	6
Continuing operations
Total comprehensive income for the period attributable to:
Shareholders of Novartis AG	$ 17,969	$ 12,533	10,115
Discontinued operations
Total comprehensive income for the period attributable to:
Shareholders of Novartis AG			$ 5,935